Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
September 30, 2022
STM-NPRT3-1122
1.807744.118
Municipal Bonds - 99.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.0%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	555	585
5% 7/1/27 (Build America Mutual Assurance Insured)	500	534
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	3,932
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/23	830	836
5% 3/1/24	1,225	1,253
5% 3/1/25	1,225	1,272
Series 2016 B, 5% 3/1/24	1,210	1,238
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	4,677
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/24	600	598
4% 6/1/25	725	720
4% 6/1/26	1,500	1,483
4% 6/1/27	2,440	2,397
4% 6/1/28	3,780	3,690
Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	6,035	6,039
TOTAL ALABAMA		29,254
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	1,280	1,203
Alaska Muni. Bond Bank Series 2015 B, 5% 3/1/28 (c)	1,390	1,430
TOTAL ALASKA		2,633
Arizona - 3.5%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	288
Series 2021:
5% 8/1/26	1,100	1,170
5% 8/1/27	1,500	1,617
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (Escrowed to Maturity)	2,025	2,097
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/22	785	787
5% 12/1/23	980	998
5% 12/1/24	1,465	1,510
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/24	1,200	1,223
5% 2/1/25	1,100	1,135
5% 2/1/26	1,200	1,251
5% 2/1/27	1,200	1,264
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	1,625	1,608
Series 2007, 2.7%, tender 8/14/23 (b)(c)	13,435	13,268
Series 2019, 5%, tender 6/3/24 (b)(c)	24,230	24,535
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 B, 1.65%, tender 3/31/23 (b)	1,505	1,490
Glendale Union School District 205 Series A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	200	211
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	250	267
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,365	1,384
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (d)	985	898
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (b)	5,155	5,379
Series 2016 A, 5% 1/1/25	4,725	4,890
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/25	1,165	1,217
5% 7/1/26	3,000	3,172
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/24	1,000	1,014
4% 7/1/25	800	816
4% 7/1/26	900	924
4% 7/1/27	225	232
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/25	2,110	2,199
Series 2019 B:
5% 7/1/24 (c)	1,550	1,586
5% 7/1/25 (c)	1,500	1,546
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,035
Pima County Ctfs. of Prtn. Series 2014, 5% 12/1/23	3,350	3,418
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2022 A, 5% 1/1/30	10,570	11,719
Tucson Ctfs. of Prtn. Series 2016, 5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,245	1,313
Univ. of Arizona Univ. Revs.:
Series 2013 A, 5% 6/1/25 (Pre-Refunded to 6/1/23 @ 100)	1,140	1,154
Series 2019 A, 5% 6/1/26	1,250	1,327
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,123
TOTAL ARIZONA		103,065
California - 4.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (b)	7,365	6,611
Series A, 2.95%, tender 4/1/26 (b)	5,000	4,830
Series B, 2.85%, tender 4/1/25 (b)	4,090	3,983
California Gen. Oblig.:
Series 2017, 5% 8/1/26	1,200	1,280
Series 2020, 4% 11/1/26	700	721
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	1,500	1,540
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	4,005	3,870
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 2%, tender 10/17/22 (b)(c)(d)	4,700	4,698
Series 2017 A2, 2%, tender 10/17/22 (b)(c)(d)	2,700	2,699
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/23	1,615	1,640
5% 8/1/24	965	997
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	9,380	9,832
Series 2017 A1, 5% 6/1/24 (Escrowed to Maturity)	1,085	1,119
Series A, 0% 6/1/24 (Escrowed to Maturity)	3,390	3,213
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G, 5% 12/1/24	1,500	1,561
Los Angeles Dept. Arpt. Rev.:
Series 2016 A, 5% 5/15/25 (c)	1,000	1,030
Series 2017 B, 5% 5/15/25 (c)	2,265	2,334
Series 2018 B:
5% 5/15/25 (c)	1,305	1,345
5% 5/15/26 (c)	1,545	1,602
Series 2018 C, 5% 5/15/27 (c)	1,615	1,685
Series 2020 C, 5% 5/15/26 (c)	2,645	2,743
Series A, 5% 5/15/24 (c)	1,010	1,030
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000	9,981
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	515	525
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	1,980
5% 11/1/24	1,955	1,994
5% 11/1/25	1,000	1,028
Port of Oakland Rev.:
Series 2021 H, 5% 5/1/28 (c)	1,000	1,056
Series H:
5% 5/1/26 (c)	1,830	1,905
5% 5/1/27 (c)	3,400	3,568
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (c)	1,000	1,029
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/24 (c)	1,660	1,683
5% 1/1/27 (c)	2,405	2,485
Series 2022 A:
5% 5/1/26 (c)	4,535	4,673
5% 5/1/27 (c)	4,590	4,753
5% 5/1/28 (c)	6,130	6,386
5% 5/1/29 (c)	4,100	4,296
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	1,350	1,387
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	8,000	7,194
TOTAL CALIFORNIA		116,286
Colorado - 1.7%
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2019 B:
5%, tender 8/1/25 (b)	2,950	3,007
5%, tender 8/1/26 (b)	2,035	2,087
5%, tender 11/19/26 (b)	6,680	7,011
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,255	1,246
Series 2019 H, 4.25% 11/1/49	640	635
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/26	1,000	1,048
Colorado Springs Utils. Rev. Series 2020:
5% 11/15/25	1,320	1,390
5% 11/15/25	1,020	1,074
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	14,230	14,552
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (c)	1,205	1,257
Series 2020 B1, 5% 11/15/24 (c)	1,500	1,539
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	1,848
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	9,030	8,724
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,625	1,546
Series 2021 C3B, 2%, tender 10/15/26 (b)	1,345	1,256
TOTAL COLORADO		48,220
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	1,925	2,027
Series 2019 A:
5% 4/15/25	4,380	4,558
5% 4/15/26	2,355	2,482
5% 4/15/30	965	1,051
Series 2021 D:
5% 7/15/24	1,990	2,052
5% 7/15/25	1,685	1,760
Series 2022 A, 4% 1/15/26	1,025	1,044
Series C, 4% 6/1/26	1,100	1,122
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	4,155	3,945
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,052
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,619
Series 2017 B, 5% 7/1/29	7,075	7,858
Series 2018 S:
5% 7/1/23	1,455	1,472
5% 7/1/24	1,000	1,025
Series 2019 A:
4% 7/1/23 (d)	1,045	1,036
4% 7/1/24 (d)	1,090	1,053
5% 7/1/25 (d)	705	685
5% 7/1/28 (d)	1,315	1,241
5% 7/1/29 (d)	940	879
Series 2022 M:
5% 7/1/24	175	178
5% 7/1/27	250	259
5% 7/1/28	300	313
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	1,650	1,657
Series 2021 C:
5% 1/1/24	1,445	1,478
5% 1/1/25	1,280	1,327
Series A:
5% 5/1/24	1,000	1,028
5% 9/1/26	1,025	1,087
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	863
5% 9/1/28	775	847
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	745	758
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	980	1,019
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,030
5% 1/1/26	3,735	3,906
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/26	1,000	1,063
TOTAL CONNECTICUT		59,774
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	1,475	1,368
District Of Columbia - 2.5%
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	715	734
Series 2022 C, 5% 12/1/27	5,900	6,396
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,316
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/23 (c)	1,035	1,050
Series 2017 A, 5% 10/1/26 (c)	12,905	13,425
Series 2018 A, 5% 10/1/23 (c)	3,000	3,042
Series 2019 A:
5% 10/1/22 (c)	1,815	1,815
5% 10/1/23 (c)	465	472
5% 10/1/25 (c)	1,410	1,458
Series 2020 A:
5% 10/1/23 (c)	2,390	2,424
5% 10/1/24 (c)	4,470	4,581
5% 10/1/25 (c)	4,470	4,624
Series 2021 A:
5% 10/1/25 (c)	3,000	3,103
5% 10/1/28 (c)	20,500	21,499
TOTAL DISTRICT OF COLUMBIA		71,939
Florida - 7.0%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26 (e)	1,920	1,965
5% 4/1/28 (e)	2,115	2,186
Broward County Arpt. Sys. Rev.:
Series 2012 P-1:
5% 10/1/22 (c)	600	600
5% 10/1/25 (c)	6,645	6,652
Series 2015 A, 5% 10/1/22 (c)	2,935	2,935
Series 2015 C, 5% 10/1/24 (c)	1,015	1,038
Series 2019 A:
5% 10/1/23 (c)	1,200	1,216
5% 10/1/24 (c)	1,300	1,330
5% 10/1/25 (c)	1,500	1,550
Series 2019 B:
5% 10/1/24 (c)	750	767
5% 10/1/25 (c)	755	780
Series C, 5% 10/1/23 (c)	3,930	3,983
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/24	1,120	1,150
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	547
5% 10/1/26	1,940	1,960
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,485	1,577
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	8,200	8,799
Florida Hsg. Fin. Corp. Rev. Series 2021 1, 3% 1/1/52	5,840	5,562
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	2,360	2,474
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/22	1,955	1,955
5% 10/1/23	1,240	1,255
5% 10/1/24	1,955	1,991
5% 10/1/25	1,710	1,750
5% 10/1/26	1,955	1,999
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	542
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016, 5% 10/1/26 (c)	1,300	1,344
Series 2017 A:
5% 10/1/25 (c)	320	330
5% 10/1/25 (Escrowed to Maturity) (c)	1,675	1,745
5% 10/1/26 (c)	545	562
5% 10/1/26 (Escrowed to Maturity) (c)	2,025	2,133
5% 10/1/27 (Escrowed to Maturity) (c)	580	618
Series 2019 A:
5% 10/1/24 (c)	12,700	13,015
5% 10/1/25 (c)	6,700	6,930
5% 10/1/27 (c)	1,940	2,028
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,307
Hillsborough County Aviation Auth. Rev. Series A, 5% 10/1/26 (Pre-Refunded to 10/1/23 @ 100) (c)	2,910	2,957
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (Assured Guaranty Muni. Corp. Insured)	2,025	2,025
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	345	351
5% 10/1/24	785	812
5% 10/1/25	610	640
5% 10/1/26	435	461
5% 10/1/27	345	372
5% 10/1/28	685	746
5% 10/1/29	595	656
5% 10/1/30	560	622
5% 10/1/32	510	568
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	475	481
5% 10/1/24 (c)	1,795	1,833
5% 10/1/25 (c)	3,325	3,436
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	4,848
Manatee County Rev. Series 2013, 5% 10/1/22	980	980
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	1,270	1,313
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (c)	1,465	1,465
5% 10/1/24 (c)	1,800	1,810
Series 2014 A, 5% 10/1/31 (c)	1,750	1,766
Series 2016 A, 5% 10/1/27	1,275	1,335
Series 2020 A, 5% 10/1/23	3,810	3,866
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A, 5% 7/1/23	1,955	1,958
Series 2014 B, 5% 7/1/23	3,180	3,212
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2007, 0.32%, tender 11/1/22 (b)	1,600	1,596
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	9,695	9,932
Series 2014 D, 5% 11/1/23	7,485	7,623
Series 2015 A:
5% 5/1/23	6,360	6,426
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,880	1,954
Series 2015 B, 5% 5/1/24	29,155	29,935
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	9,950	9,361
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/28	150	156
Series 2014:
5% 12/1/23 (Escrowed to Maturity)	190	194
5% 12/1/24 (Escrowed to Maturity)	380	394
Palm Beach County Health Facilities Auth. Rev.:
Series 2015 C:
5% 5/15/24	1,000	1,003
5% 5/15/30	2,490	2,436
Series 2021 C, 4% 5/15/29	1,440	1,327
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/22	980	980
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	2,170	2,045
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,024
5% 7/1/26	1,115	1,179
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,340
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24	250	242
TOTAL FLORIDA		204,235
Georgia - 4.8%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	900	909
Series 2020 A, 5% 7/1/26 (c)	3,000	3,114
Series 2020 B:
5% 7/1/27 (c)	4,000	4,174
5% 7/1/29 (c)	1,920	2,016
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	21,200	21,101
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	6,480	6,415
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,226
Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,930	9,709
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	877
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	5,028
Georgia Gen. Oblig. Series 2016 A, 5% 2/1/27	4,980	5,269
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/23	920	925
4% 11/1/24	1,420	1,429
5% 1/1/25	1,000	1,028
5% 1/1/26	1,125	1,168
5% 1/1/26	1,000	1,038
5% 1/1/27	760	794
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/22	980	980
5% 10/1/23	2,365	2,407
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/24	2,500	2,572
5% 6/1/25	5,000	5,223
5% 6/1/26	2,500	2,647
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	10,210	10,230
Series 2021 A, 4%, tender 9/1/27 (b)	15,000	14,819
Series 2021 C, 4%, tender 12/1/28 (b)	16,990	16,103
Series 2022 A:
4% 12/1/23	265	263
4% 12/1/24	1,100	1,087
4% 12/1/25	170	167
4% 12/1/26	1,955	1,901
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,112
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24 (Escrowed to Maturity)	1,810	1,859
(The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/26	1,200	1,245
Series 2020 B, 5% 9/1/25	2,570	2,697
TOTAL GEORGIA		138,532
Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Series 2022 B, 5% 7/1/24 (c)	3,500	3,575
Hawaii Gen. Oblig. Series 2015 EZ, 5% 10/1/26	10,000	10,503
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/30	2,070	2,291
Series 2016 C, 5% 10/1/28	1,000	1,091
Series 2020 F:
5% 7/1/24	1,575	1,625
5% 7/1/25	1,255	1,313
5% 7/1/26	800	848
Series 2022 A:
5% 11/1/26	1,985	2,113
5% 11/1/29	2,450	2,704
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/23 (c)	1,440	1,452
TOTAL HAWAII		27,515
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	310	306
Illinois - 10.2%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/24	420	424
Chicago Board of Ed.:
Series 2017 C:
5% 12/1/26	485	496
5% 12/1/27	1,830	1,868
Series 2018 C, 5% 12/1/24	13,000	13,227
Series 2019 A, 0% 12/1/26	3,500	2,880
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/30	1,715	1,724
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,333
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/23	5,770	5,795
5% 1/1/25	1,700	1,706
Series 2014 A:
5% 1/1/24 (c)	10,490	10,623
5% 1/1/26 (c)	3,475	3,511
Series 2014 B, 5% 1/1/23	2,915	2,928
Series 2016 A:
5% 1/1/27 (c)	2,810	2,881
5% 1/1/28 (c)	500	512
Chicago Motor Fuel Tax Rev. Series 2013, 5% 1/1/23 (Escrowed to Maturity)	525	527
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/27 (c)	1,220	1,220
Series 2013 A, 5% 1/1/23 (c)	2,730	2,740
Series 2015 A:
5% 1/1/24 (c)	1,230	1,251
5% 1/1/26 (c)	1,600	1,629
5% 1/1/27 (c)	1,000	1,018
Series 2015 B, 5% 1/1/24	1,525	1,557
Series 2016 A, 5% 1/1/27 (c)	840	861
Series 2017 D:
5% 1/1/26 (c)	445	456
5% 1/1/27 (c)	1,595	1,647
5% 1/1/29 (c)	215	222
Series 2020 B, 5% 1/1/26	1,310	1,374
Series 2022 A, 5% 1/1/26 (c)(e)	830	851
Series 2022 C:
5% 1/1/23 (c)(e)	500	502
5% 1/1/24 (c)(e)	2,000	2,035
5% 1/1/26 (c)(e)	2,300	2,359
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,269
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,176
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,315	1,319
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/23	375	382
5% 11/15/24	425	437
5% 11/15/25	425	444
5% 11/15/26	850	894
5% 11/15/27	1,075	1,146
Series 2021 B:
4% 11/15/24	1,475	1,479
4% 11/15/25	1,100	1,102
4% 11/15/26	555	555
4% 11/15/27	565	563
4% 11/15/28	285	284
Series 2022 A:
5% 11/15/24	7,590	7,808
5% 11/15/25	5,585	5,832
5% 11/15/26	300	316
5% 11/15/27	325	347
5% 11/15/28	350	376
5% 11/15/29	1,315	1,428
Cook County Sales Tax Rev.:
Series 2022 A:
5% 11/15/26	635	668
5% 11/15/27	350	372
5% 11/15/28	190	204
5% 11/15/29	140	151
5% 11/15/30	315	342
Series 2022 B:
5% 11/15/25	815	849
5% 11/15/26	360	379
5% 11/15/27	470	500
5% 11/15/28	290	311
5% 11/15/29	265	286
5% 11/15/30	275	298
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	4,800	4,787
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (b)	2,125	2,163
5%, tender 11/15/26 (b)	2,830	2,939
Series 2015:
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,190	1,236
5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	7,450	7,785
Series 2020 A:
5% 8/15/23	1,000	1,015
5% 8/15/24	1,080	1,112
Series 2022 A:
5% 10/1/26	265	266
5% 10/1/28	330	330
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,678
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	740	764
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	4,473
5% 5/15/27	9,260	9,682
Series 2008 A3, 5% 11/1/30	1,545	1,609
Series 2015 A:
5% 11/15/22	490	491
5% 11/15/24	1,490	1,528
5% 11/15/25	1,905	1,975
5% 11/15/26	1,955	2,023
Series 2015 B, 5% 11/15/24	1,910	1,968
Series 2016 A:
5% 2/15/23	980	987
5% 8/15/23 (Escrowed to Maturity)	1,465	1,487
5% 8/15/24 (Escrowed to Maturity)	2,135	2,200
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,068
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	6,250
Series 2016 C:
5% 2/15/24	5,220	5,323
5% 2/15/27	1,875	1,980
Series 2016:
5% 5/15/25	490	505
5% 5/15/26	980	1,020
5% 5/15/27	1,225	1,270
Series 2017, 5% 1/1/25	2,260	2,342
Series 2019:
5% 9/1/23	400	403
5% 9/1/24	415	420
5% 9/1/25	300	305
5% 4/1/26	1,625	1,697
5% 9/1/26	300	306
5% 4/1/27	2,135	2,253
5% 9/1/27	500	511
5% 4/1/28	1,425	1,518
5% 4/1/29	2,000	2,143
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	1,245	1,245
Series 2013, 5.5% 7/1/25	265	268
Series 2014:
5% 4/1/23	2,165	2,180
5% 2/1/25	2,275	2,304
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	3,760	3,666
5% 2/1/24	3,100	3,142
5% 1/1/26	2,970	3,021
Series 2017 C, 5% 11/1/29	1,000	1,018
Series 2017 D:
5% 11/1/25	6,635	6,747
5% 11/1/26	4,200	4,278
Series 2018 A, 5% 10/1/26	4,615	4,700
Series 2020 B:
5% 10/1/25	5,105	5,191
5% 10/1/28	6,500	6,648
Series 2020 D, 5% 10/1/24	5,000	5,082
Series 2021 B, 5% 3/1/23	2,555	2,570
Series 2022 A:
5% 3/1/23	1,205	1,212
5% 3/1/24	4,660	4,726
Series 2022 B:
5% 3/1/25	9,385	9,545
5% 3/1/26	6,880	6,999
5% 3/1/27	6,500	6,629
Series 2022 D1, 5% 3/1/23	1,375	1,383
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	620	606
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,186
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	2,985	3,012
Series 2021 C:
5% 6/15/23	535	540
5% 6/15/24	615	628
5% 6/15/25	355	366
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,540	2,417
0% 1/15/24 (Escrowed to Maturity)	2,175	2,084
0% 1/15/25	4,915	4,486
0% 1/15/26	3,695	3,233
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,187
Metropolitan Pier & Exposition Series 2022 A, 3% 6/15/25	2,330	2,251
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured)	1,100	1,125
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24	4,365	4,460
TOTAL ILLINOIS		296,621
Indiana - 2.3%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/2/23 (b)(c)	600	600
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	600	503
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	1,025	869
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	2,005	1,957
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 1/1/26 (b)	1,105	1,003
Series 2011 M, 0.7%, tender 1/1/26 (b)	7,795	7,074
Series 2013, 5% 8/15/23	980	994
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/22	1,590	1,590
Series 2014 A, 5% 10/1/22	660	660
Series 2015 A:
5% 10/1/24	1,460	1,511
5% 10/1/25	1,590	1,646
Indiana Health Facility Fing. Auth. Rev.:
Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	10	10
Series 2005 A1, 4% 11/1/22	755	755
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	1,430	1,391
Series 2021 B, 3% 7/1/50	925	877
Series 2021 C1, 3% 1/1/52	3,800	3,555
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.):
Series 2014 D:
5% 1/1/28 (c)	470	475
5% 1/1/30 (c)	550	555
Series 2016 A1:
5% 1/1/23 (c)	1,940	1,947
5% 1/1/24 (c)	2,715	2,762
5% 1/1/25 (c)	2,845	2,918
Series 2019 D, 5% 1/1/25 (c)	1,710	1,750
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	13,505	13,515
Series 2016 A, 5%, tender 3/1/23 (b)(c)	1,200	1,205
Series 2017, 5%, tender 11/1/24 (b)(c)	1,250	1,272
Series 2019 A, 5%, tender 6/5/26 (b)(c)	15,985	16,404
TOTAL INDIANA		67,798
Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (c)	800	821
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/23	710	721
5% 9/1/25	785	819
TOTAL KANSAS		1,540
Kentucky - 2.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	1,330	1,351
5% 2/1/25	980	999
Series 2019, 5% 2/1/23	625	628
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	9,750	8,590
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,098
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/24	1,065	1,100
5% 11/1/25	3,000	3,142
5% 11/1/26	1,000	1,060
5% 11/1/27	1,000	1,070
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/24	1,655	1,686
Kentucky State Property & Buildings Commission Rev.:
Series 2015, 5% 8/1/24	1,850	1,902
Series 2018, 5% 5/1/25	1,605	1,665
Series A:
5% 11/1/24	1,250	1,288
5% 11/1/25	1,650	1,722
Series B, 5% 8/1/24	2,645	2,719
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	10,413
Series A, 4%, tender 6/1/26 (b)	11,570	11,462
Series C1, 4%, tender 6/1/25 (b)	15,000	14,903
Series A:
4% 12/1/23	600	600
4% 12/1/25	825	822
4% 6/1/26	1,085	1,079
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	2,800	2,835
Series 2020 C, 5%, tender 10/1/26 (b)	5,985	6,163
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,308
TOTAL KENTUCKY		83,605
Louisiana - 0.5%
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	300	301
5% 1/1/24 (c)	195	198
5% 1/1/25 (c)	195	199
5% 1/1/26 (c)	490	504
Series 2017 D2:
5% 1/1/23 (c)	390	391
5% 1/1/24 (c)	735	747
5% 1/1/25 (c)	1,390	1,422
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,490
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	3,555	3,529
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,449
TOTAL LOUISIANA		15,230
Maine - 0.1%
City of Portland Arpt. Series 2016, 5% 1/1/29	690	713
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	350	355
Series 2021 A:
5% 7/1/28	555	587
5% 7/1/29	600	639
5% 7/1/30	500	536
TOTAL MAINE		2,830
Maryland - 2.0%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,317
5% 7/1/25	3,380	3,535
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	700	642
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,345	1,326
Series 2019 C, 3.5% 3/1/50	1,340	1,302
Series 2021 C:
0.375% 7/1/23	640	625
0.5% 1/1/24	1,000	962
0.6% 7/1/24	2,840	2,695
Maryland Dept. of Trans.:
Series 2021 B, 5% 8/1/27 (c)	1,805	1,870
Series 2022 B:
5% 12/1/23 (e)	845	862
5% 12/1/27 (e)	1,295	1,396
Series 2022, 5% 12/1/26	1,395	1,492
Maryland Gen. Oblig. Series 2022 2D:
3% 8/1/27	1,575	1,542
4% 8/1/28	4,000	4,159
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (b)	2,480	2,594
Series 2020, 5%, tender 7/1/25 (b)	5,250	5,408
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/23	980	988
5% 7/1/24	1,955	1,987
5% 7/1/25	1,730	1,771
Montgomery County Gen. Oblig. Series 2022 A:
5% 8/1/24	7,695	7,951
5% 8/1/25	4,300	4,516
5% 8/1/26	7,075	7,543
TOTAL MARYLAND		58,483
Massachusetts - 1.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/29	1,000	771
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	5,935	5,954
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	5,000	4,508
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	2,655	2,753
Series 2016 I:
5% 7/1/23	660	667
5% 7/1/24	1,075	1,091
5% 7/1/25	1,475	1,529
5% 7/1/25	1,480	1,512
5% 7/1/26	980	1,013
Series 2019 A:
5% 7/1/23	525	530
5% 7/1/24	1,150	1,175
5% 7/1/25	825	849
Series 2020 A, 5% 10/15/29	2,000	2,227
Series 2021:
4% 7/1/23	215	214
4% 7/1/24	225	222
4% 7/1/25	235	230
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/23 (c)	2,175	2,199
Series 2016, 5% 7/1/24 (c)	2,850	2,914
Series 2020 C:
5% 7/1/25 (c)	850	876
5% 7/1/26 (c)	1,900	1,973
Series 2021 B, 5% 7/1/26 (c)	1,390	1,433
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (b)	2,315	2,105
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (c)	3,005	3,072
5% 7/1/25 (c)	1,115	1,152
Series 2021 E, 5% 7/1/27 (c)	500	522
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/26	2,445	2,614
TOTAL MASSACHUSETTS		44,105
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000	1,026
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	937
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (Assured Guaranty Muni. Corp. Insured)	1,275	1,288
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	576
5% 7/1/27	900	952
5% 7/1/28	725	774
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/24	635	649
5% 5/15/24 (Escrowed to Maturity)	5	5
5% 5/15/25	1,275	1,314
5% 5/15/25 (Escrowed to Maturity)	10	10
5% 5/15/26	1,230	1,280
5% 5/15/26 (Escrowed to Maturity)	5	5
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000	1,798
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I, 5% 4/15/24	1,450	1,489
Michigan Fin. Auth. Rev.:
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	635	543
Series 2019 MI2, 5%, tender 2/1/25 (b)	4,830	4,973
Series 2015 A:
5% 8/1/23	3,715	3,766
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	300	309
Series 2015 D1, 0.75% 10/15/25	1,000	922
Series 2015 MI, 5% 12/1/23	1,020	1,039
Series 2020 A:
5% 6/1/24	1,000	1,019
5% 6/1/25	2,000	2,048
Michigan Gen. Oblig. Series 2016, 5% 3/15/24	6,955	7,129
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,535	3,518
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	2,280	2,153
Series A, 3.5% 12/1/50	1,230	1,192
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	3,140	2,994
Novi Cmnty. School District Series I:
4% 5/1/24	795	804
4% 5/1/25	600	609
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,012
5% 11/1/23	1,335	1,361
5% 5/1/24	1,880	1,930
5% 11/1/24	1,955	2,022
5% 5/1/25	1,100	1,146
5% 11/1/25	1,195	1,254
5% 11/1/28	985	1,038
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	490	498
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	783
5% 7/1/25	500	516
5% 7/1/26	750	779
TOTAL MICHIGAN		58,460
Minnesota - 0.7%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/24	200	195
3% 7/1/25	615	592
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A, 5% 1/1/23	980	985
Series 2014 B, 5% 1/1/23 (c)	1,480	1,485
Series 2022 B:
5% 1/1/24 (c)	705	716
5% 1/1/25 (c)	460	471
5% 1/1/26 (c)	1,125	1,154
5% 1/1/27 (c)	3,800	3,924
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,003
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017, 5% 1/1/24	1,560	1,592
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	2,530	2,481
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,170
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	980	1,001
TOTAL MINNESOTA		19,769
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
5% 10/1/23 (d)	830	835
5% 10/1/25 (d)	1,320	1,337
5% 10/1/27 (d)	900	917
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	407
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,158
Series I:
5% 10/1/25	600	621
5% 10/1/27	800	839
TOTAL MISSISSIPPI		6,114
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/23	980	983
5% 3/1/24	685	692
5% 3/1/25	710	721
5% 3/1/26	980	1,000
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (c)	1,185	1,220
5% 3/1/27 (c)	4,065	4,202
Series 2020 B:
5% 3/1/26	2,190	2,292
5% 3/1/27	1,535	1,621
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	370	365
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	5,370	5,709
TOTAL MISSOURI		18,805
Montana - 0.3%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	215	211
Series 2021 B, 3% 12/1/51	2,485	2,348
Series 2022 A, 3% 6/1/52	1,735	1,629
Series A1, 3.5% 6/1/50	3,310	3,213
TOTAL MONTANA		7,401
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	9,765	9,719
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,282
Lincoln Arpt. Auth. Series 2021:
5% 7/1/24 (c)	700	718
5% 7/1/26 (c)	750	789
5% 7/1/27 (c)	1,275	1,357
5% 7/1/28 (c)	1,830	1,961
5% 7/1/29 (c)	1,000	1,079
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	1,040	1,030
Series 2019 E, 3.75% 9/1/49 (c)	1,150	1,135
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,324
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (b)(c)	7,400	6,854
TOTAL NEBRASKA		28,248
Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2013 A, 5% 7/1/28 (c)	1,475	1,478
Series 2014 A2:
5% 7/1/28	525	539
5% 7/1/30	750	768
Series 2019 D, 5% 7/1/24	1,775	1,828
Series 2021 B:
5% 7/1/23 (c)	625	631
5% 7/1/24 (c)	985	1,006
5% 7/1/27 (c)	6,000	6,214
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2019 E:
5% 7/1/25	1,275	1,329
5% 7/1/27	2,245	2,393
Series B, 5% 7/1/24 (c)	2,080	2,125
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	835	827
Clark County School District:
Series 2017 A, 5% 6/15/26	1,285	1,356
Series 2020 B, 5% 6/15/26	5,805	6,136
Nevada Gen. Oblig.:
Series 2013 D1, 5% 3/1/24	2,640	2,660
Series 2015 A, 3% 8/1/29	2,175	2,080
TOTAL NEVADA		31,370
New Hampshire - 0.5%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
5% 8/15/24	600	615
5% 8/15/28	1,125	1,200
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	4,455	4,337
Series 2019 A4, 2.15%, tender 7/1/24 (b)(c)	2,250	2,186
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (Escrowed to Maturity) (c)	1,120	1,141
5% 1/1/25 (Escrowed to Maturity) (c)	1,000	1,033
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016:
5% 10/1/22	900	900
5% 10/1/23	2,785	2,823
TOTAL NEW HAMPSHIRE		14,235
New Jersey - 6.0%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	2,770	2,783
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 4% 10/1/24	1,400	1,421
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/24	1,720	1,755
New Jersey Econ. Dev. Auth. Series 2013, 5% 3/1/27	170	171
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	1,230	1,244
5% 6/1/24 (Assured Guaranty Muni. Corp. Insured)	980	1,006
Series 2013 NN, 5% 3/1/26	1,925	1,933
Series 2013, 5% 3/1/23	13,920	14,010
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	375	386
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	465	479
Series 2015 XX:
4% 6/15/24	550	552
5% 6/15/26	975	999
Series 2016 BBB, 5% 6/15/23	9,010	9,105
Series 2019, 5.25% 9/1/24 (d)	2,580	2,653
New Jersey Edl. Facility:
Series 2016 A:
5% 7/1/23	3,315	3,352
5% 7/1/24	7,740	7,924
Series 2016 B, 4% 9/1/26	320	320
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/24	10,970	11,265
5% 6/1/25	5,320	5,531
Series 2021:
2% 6/1/23	5,700	5,630
2% 6/1/29	1,965	1,687
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	3,175	3,250
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	4,013
Series 2019 B3, 5%, tender 7/1/26 (b)	2,750	2,849
Series 2016 A:
5% 7/1/23 (Escrowed to Maturity)	595	602
5% 7/1/24	1,200	1,235
5% 7/1/24 (Escrowed to Maturity)	985	1,013
5% 7/1/24 (Escrowed to Maturity)	475	488
5% 7/1/25 (Escrowed to Maturity)	515	537
5% 7/1/26 (Escrowed to Maturity)	170	179
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	255	269
Series 2016, 5% 7/1/25	275	286
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (c)	1,090	1,092
Series 2015 1A, 5% 12/1/24 (c)	6,015	6,167
Series 2017 1A:
5% 12/1/22 (c)	1,250	1,253
5% 12/1/23 (c)	1,930	1,957
Series 2019 A, 5% 12/1/24	950	979
Series 2020:
5% 12/1/22 (c)	605	606
5% 12/1/23 (c)	1,830	1,856
5% 12/1/24 (c)	1,360	1,391
5% 12/1/25 (c)	2,440	2,526
5% 12/1/26 (c)	3,165	3,292
Series 2021 A, 5% 12/1/25 (c)	130	135
Series 2021 B:
5% 12/1/25 (c)	315	326
5% 12/1/26 (c)	1,425	1,482
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/23 (c)	1,090	1,092
4% 10/1/23 (c)	1,150	1,151
4% 4/1/25 (c)	1,405	1,394
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	1,710	1,786
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,479
Series 2010 A, 0% 12/15/27	5,520	4,463
Series 2013 AA, 5% 6/15/25	1,280	1,289
Series 2016 A, 5% 6/15/27	3,960	4,140
Series 2018 A, 5% 6/15/24	5,000	5,106
Series 2022 AA:
5% 6/15/23	985	995
5% 6/15/25	4,000	4,101
5% 6/15/26	9,745	10,071
5% 6/15/27	8,000	8,290
5% 6/15/28	10,000	10,400
Series A:
5% 12/15/24	1,780	1,822
5% 12/15/25	1,680	1,729
5% 12/15/26	2,600	2,697
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	540	546
TOTAL NEW JERSEY		174,540
New Mexico - 1.3%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	6,250	6,472
5% 9/1/28 (c)	2,000	2,111
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,247
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	3,505	3,456
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	15,000	15,420
Series 2019 A:
4% 11/1/23	710	713
4% 5/1/24	950	954
4% 11/1/24	1,450	1,458
4% 5/1/25	2,790	2,808
TOTAL NEW MEXICO		36,639
New York - 8.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/24	1,810	1,847
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/25	4,000	4,156
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	7,255	6,934
Series 2020 B, 0.85%, tender 9/1/25 (b)	19,810	17,659
Series 2021 B, 1.5%, tender 9/1/26 (b)	3,360	2,996
Series 2021, 1% 9/1/25	2,805	2,490
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	940
Series 2020 A:
5% 7/1/25	750	783
5% 7/1/26	500	529
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27	1,500	1,594
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (b)	2,825	2,860
Series 2020 A1, 5% 8/1/27	13,205	14,191
Series 2021 A1, 5% 8/1/30	7,310	8,050
Series 2021 F1, 5% 3/1/23	555	559
Series 2022 B1, 5% 8/1/28	14,555	15,829
Series A, 5% 8/1/26	1,000	1,061
Series A6, 5% 8/1/25	250	256
Series F1, 5% 6/1/25	470	491
Series I1, 5% 3/1/27	615	628
New York City Health & Hosp. Corp. Rev. Series A:
3% 2/15/24	535	532
5% 2/15/24	750	767
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	2,210	2,011
Series 2021 K2, 0.9%, tender 1/1/26 (b)	12,290	11,066
Series 2021, 0.6%, tender 7/1/25 (b)	2,905	2,638
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000	1,026
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000	1,036
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000	1,044
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2021 DD, 5% 6/15/25	1,535	1,608
New York City Transitional Fin. Auth. Rev.:
Series 2017 E1, 5% 2/1/30	2,830	2,980
Series 2021 F1, 5% 11/1/25	2,060	2,166
Series 2022 B1, 5% 11/1/25	8,000	8,412
Series E1, 5% 2/1/26	475	492
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	2,005	2,035
Series 2015 A:
5% 7/1/28	370	379
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	30	31
Series 2022:
5% 7/1/26	675	689
5% 7/1/27	710	727
5% 7/1/28	750	770
5% 7/1/29	1,065	1,093
New York Dorm. Auth. Sales Tax Rev. Series 2017 A, 5% 3/15/31	2,745	2,895
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A, 5% 6/15/24	1,400	1,443
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/25	1,340	1,343
Series 2016 A, 5% 11/15/24	525	545
Series 2016 B1:
5% 11/15/24	670	695
5% 11/15/25	1,000	1,051
Series 2017 B1, 4% 11/15/25	250	255
Series 2017 B2:
5% 11/15/23	1,350	1,377
5% 11/15/25	1,450	1,524
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 5% 11/15/22	1,955	1,959
Series 2015 A, 5% 11/15/24	1,000	1,025
Series 2015 A1, 5% 11/15/29	765	778
Series 2016 A:
5% 11/15/23	2,680	2,719
5% 11/15/23	1,450	1,471
Series 2016 D, 5% 11/15/27	1,500	1,541
Series 2017 A2:
5% 11/15/25	2,620	2,704
5% 11/15/26	5,815	6,031
Series 2017 B:
5% 11/15/23	4,025	4,084
5% 11/15/24	665	682
Series 2017 C1, 5% 11/15/28	4,340	4,469
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27	970	1,042
Series 2019 D, 5% 2/15/25	1,030	1,070
Series 2021 A:
5% 3/15/27	2,975	3,169
5% 3/15/29	1,500	1,631
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,770	2,472
Series 2021 J2:
1%, tender 11/1/26 (b)	1,770	1,566
1.1%, tender 5/1/27 (b)	6,610	5,750
Series J, 0.75% 5/1/25	3,030	2,807
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/25 (c)	1,130	1,156
5% 10/1/26 (c)	1,580	1,635
Series 221, 3.5% 10/1/32 (c)	420	408
New York Thruway Auth. Gen. Rev. Series 2014 K, 5% 1/1/32	795	814
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/22 (c)	250	250
5% 12/1/24 (c)	1,500	1,523
5% 12/1/25 (c)	1,400	1,419
5% 12/1/26 (c)	740	754
Series 2020 C:
5% 12/1/24	1,000	1,025
5% 12/1/25	800	823
5% 12/1/26	1,250	1,286
5% 12/1/27	1,250	1,292
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (c)	7,810	7,964
5% 12/1/27 (c)	10,415	10,639
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/26	250	262
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	639
5% 4/1/27 (c)	1,350	1,396
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/24	655	673
5% 6/15/25	695	722
5% 6/15/29	965	1,037
Series 2022 B:
5% 10/1/23	1,300	1,321
5% 10/1/25	800	834
5% 10/1/26	410	432
5% 10/1/28	670	717
Syracuse Reg'l. Arpt. Auth. Series 2021:
5% 7/1/25 (c)	750	769
5% 7/1/26 (c)	1,145	1,178
5% 7/1/27 (c)	1,515	1,569
Tobacco Settlement Asset Securitization Corp. Series 2017, 5% 6/1/24	1,500	1,536
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2:
2%, tender 5/15/26 (b)	7,870	7,226
2%, tender 5/15/28 (b)	2,575	2,294
Series 2021 B, 5%, tender 5/15/26 (b)	2,470	2,581
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,500
TOTAL NEW YORK		242,127
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 178, 5% 12/1/23 (c)	1,060	1,077
Series 185, 5% 9/1/23 (c)	2,870	2,906
Series 188, 5% 5/1/25 (c)	1,980	2,036
Series 193:
5% 10/15/25 (c)	3,550	3,666
5% 10/15/29 (c)	1,350	1,381
Series 223:
5% 7/15/25 (c)	1,500	1,545
5% 7/15/26 (c)	2,250	2,331
5% 7/15/27 (c)	3,055	3,184
5% 7/15/28 (c)	2,500	2,617
TOTAL NEW YORK AND NEW JERSEY		20,743
North Carolina - 2.1%
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (c)	735	767
Series 2021 B:
5% 7/1/26 (c)	5,535	5,745
5% 7/1/27 (c)	4,500	4,696
5% 7/1/28 (c)	1,675	1,754
5% 7/1/29 (c)	865	908
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2021 B, 5%, tender 12/2/24 (b)	4,200	4,318
Series 2021 C, 5%, tender 12/1/28 (b)	1,570	1,664
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,171
5% 10/1/26 (Escrowed to Maturity)	1,360	1,448
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	269
North Carolina Grant Anticipation Rev. Series 2021:
5% 3/1/25	3,000	3,119
5% 3/1/27	2,305	2,461
5% 3/1/28	2,375	2,564
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	5,560	5,478
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,001
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,110	1,154
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2020 C, 5% 2/1/24	13,610	13,872
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (c)	355	370
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/25	1,000	1,046
5% 6/1/26	750	796
5% 6/1/27	775	833
TOTAL NORTH CAROLINA		61,434
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	1,540	1,458
Series 2021 B, 3% 7/1/52	4,155	3,884
TOTAL NORTH DAKOTA		5,342
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	2,001
Series 2020:
5% 11/15/26	375	389
5% 11/15/27	185	192
Allen County Hosp. Facilities Rev. Series 2020 A, 5% 12/1/23	1,045	1,063
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	2,150	2,032
Series 2021 A:
5% 2/15/26	300	316
5% 2/15/27	400	426
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	1,175	1,200
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,225	1,267
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	490	507
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	1,815	1,822
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	1,010	1,019
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,047
5% 8/1/28	1,000	1,050
Miami Univ. Series 2022 A:
5% 9/1/23	735	747
5% 9/1/24	125	129
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	602
5% 8/1/28	500	525
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A:
5% 10/1/25	2,000	2,100
5% 10/1/26	1,750	1,864
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/24	1,865	1,903
5% 1/1/25	2,035	2,106
Series 2021 B:
5% 1/1/23	450	452
5% 1/1/24	1,725	1,760
5% 1/1/25	1,935	2,002
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	275	275
Series 2021 C, 3.25% 3/1/51	17,755	16,885
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/24 (e)	2,445	2,500
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/23	2,075	2,086
5% 2/15/24	3,215	3,274
5% 2/15/25	2,065	2,123
5% 2/15/26	1,285	1,325
Series 2019, 5% 2/15/29	2,020	2,071
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	445	447
5% 1/1/24	760	776
5% 1/1/25	1,100	1,136
TOTAL OHIO		61,419
Oklahoma - 0.0%
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	803
Oregon - 0.5%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	10,405	10,299
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	205
5% 10/1/25	225	232
5% 10/1/26	150	156
Series A, 5% 10/1/27	150	156
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,570	1,520
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (c)	430	450
Series 27 A, 5% 7/1/26 (c)	1,515	1,559
TOTAL OREGON		14,577
Pennsylvania - 2.5%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (c)	1,750	1,799
5% 1/1/27 (c)	2,000	2,065
5% 1/1/28 (c)	2,250	2,337
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	1,075	853
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A:
4% 6/1/25	200	204
5% 6/1/26	1,000	1,056
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,513
5% 6/1/25	1,150	1,194
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	190	191
Series 2019, 5% 9/1/29	1,000	1,051
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 2%, tender 10/17/22 (b)(c)	1,100	1,099
Series 2019 B1, 2%, tender 10/17/22 (b)(c)	2,900	2,899
(Waste Mgmt., Inc. Proj.) Series 2013, 2.25%, tender 11/1/22 (b)(c)	9,750	9,738
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,100	1,027
Series 2011, 2.15%, tender 7/1/24 (b)(c)	1,000	969
Pennsylvania Gen. Oblig. Series 2019:
5% 7/15/25	8,685	9,083
5% 7/15/28	1,760	1,915
5% 7/15/29	1,395	1,535
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 12/1/22	835	838
Series 2016 C, 5% 8/15/25	2,855	2,976
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	905	888
Series 2021 137, 3% 10/1/51	5,870	5,447
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	898
5% 12/1/26	1,000	1,054
5% 12/1/27	750	798
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/24 (c)	600	609
Series 2017 A, 5% 7/1/24	490	503
Series 2017 B:
5% 7/1/24 (c)	4,790	4,865
5% 7/1/25 (c)	1,700	1,747
Series 2021:
5% 7/1/28 (c)	3,100	3,230
5% 7/1/29 (c)	1,830	1,910
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,028
5% 9/1/25	700	725
5% 9/1/26	750	782
Series 2019 A:
5% 9/1/23	315	319
5% 9/1/24	1,050	1,080
5% 9/1/25	1,200	1,243
Series 2019 B, 5% 9/1/24	1,000	1,028
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	320	332
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	260	273
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	250	265
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	245	259
TOTAL PENNSYLVANIA		73,625
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	1,254	1,153
5.25% 7/1/23	10,132	10,177
Series 2022 A1, 5.375% 7/1/25	6,360	6,421
TOTAL PUERTO RICO		17,751
Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/23	1,180	1,190
5% 5/15/24	2,300	2,348
5% 5/15/25	5,385	5,460
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	5,910	6,164
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	680	672
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	1,335	1,297
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (c)	25	26
Series 2019 A:
5% 12/1/23 (c)	750	760
5% 12/1/24 (c)	1,275	1,303
5% 12/1/25 (c)	1,900	1,959
5% 12/1/26 (c)	1,000	1,040
5% 12/1/28 (c)	510	538
Series 2021 A, 5% 12/1/27 (c)	900	945
Series A:
4% 12/1/26 (c)	1,135	1,137
5% 12/1/26 (c)	1,200	1,261
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	1,918
5% 6/1/26	3,425	3,495
5% 6/1/27	980	998
TOTAL RHODE ISLAND		32,511
South Carolina - 0.7%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,429
5% 12/1/26	1,075	1,114
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,075	1,057
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/23	4,890	4,990
Series 2015 A, 5% 12/1/25	1,000	1,030
Series 2021 A:
5% 12/1/26	670	700
5% 12/1/27	750	789
Series 2021 B:
5% 12/1/24	1,400	1,436
5% 12/1/25	500	517
5% 12/1/26	500	522
5% 12/1/27	450	474
5% 12/1/28	800	842
Series A, 5% 12/1/23	2,995	3,056
TOTAL SOUTH CAROLINA		20,956
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/22	365	366
Tennessee - 1.5%
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (c)	2,000	2,063
5% 7/1/27 (c)	2,435	2,522
5% 7/1/28 (c)	3,125	3,256
5% 7/1/29 (c)	3,800	3,967
5% 7/1/30 (c)	3,000	3,140
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2022 B, 4% 1/1/26	8,000	8,173
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	11,590	11,835
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	6,040	6,036
Tennessee Gen. Oblig. Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/25 @ 100)	2,000	2,098
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	1,685	1,586
TOTAL TENNESSEE		44,676
Texas - 11.7%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,136
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/23 (c)	620	629
5% 11/15/24 (c)	675	691
5% 11/15/25 (c)	650	673
Series 2019, 5% 11/15/24 (c)	2,500	2,561
Birdville Independent School District Series 2021, 5% 2/15/26	800	844
Central Reg'l. Mobility Auth.:
Series 2016:
5% 1/1/23	2,395	2,403
5% 1/1/24	3,295	3,341
5% 1/1/26	2,800	2,890
Series 2020 F, 5% 1/1/25	4,455	4,530
Series 2021 C, 5% 1/1/27	6,865	7,062
City of Denton Series 2020 A, 5% 2/15/26	1,025	1,083
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	4,370	4,054
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,663
Collin County Series 2020, 5% 2/15/26	1,040	1,100
Comal County Series 2017, 4% 2/1/26	1,780	1,820
Cypress-Fairbanks Independent School District:
Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (b)	6,405	6,040
Series 2015 B2, 0.28%, tender 8/15/24 (b)	10,080	9,506
Series 2020 A, 5% 2/15/25	1,330	1,383
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	1,175	1,188
Series 2014 D, 5% 11/1/23 (c)	1,905	1,932
Series 2020 A, 5% 11/1/26	2,595	2,751
Dallas Gen. Oblig. Series 2018, 5% 2/15/25	2,060	2,144
Dallas Independent School District Series 2021, 4% 2/15/25	1,835	1,869
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	265	260
2%, tender 8/1/24 (b)	3,085	2,990
Series 2016, 0% 8/15/25	1,610	1,462
El Paso Independent School District Series 2020:
5% 8/15/23	500	508
5% 8/15/24	650	672
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	9,565	8,572
Series 2021 B, 0.72%, tender 8/1/26 (b)	3,035	2,704
Fort Worth Gen. Oblig. Series 2020, 5% 3/1/26	3,800	4,010
Fort Worth Independent School District Series 2019 B, 5% 2/15/25	1,805	1,880
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	3,500	3,118
Hallsville Independent School District Series 2020, 5% 2/15/30	1,000	1,093
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/25	1,500	1,570
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (b)	6,545	6,828
Series 2020 A, 0.9%, tender 5/15/25 (b)	1,850	1,677
Series 2020 C, 5%, tender 12/1/26 (b)	7,000	7,303
Series 2014 A, 5% 12/1/26	1,085	1,115
Hays Consolidated Independent School District Series 2022:
5% 2/15/27	650	695
5% 2/15/28	650	704
5% 2/15/29	1,000	1,094
5% 2/15/30	1,000	1,104
Houston Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/23 (c)	750	758
5% 7/1/25 (c)	1,550	1,594
Series 2018 C:
5% 7/1/23 (c)	1,500	1,515
5% 7/1/26 (c)	500	516
5% 7/1/27 (c)	905	937
Series 2020 B, 5% 7/1/26	2,250	2,372
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,648
Houston Independent School District Bonds Series 2014 A, 4%, tender 6/1/23 (b)	6,270	6,286
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,133
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/23 (c)	2,125	2,155
5% 11/1/26 (c)	1,075	1,103
5% 11/1/30 (c)	1,960	1,997
Series 2021:
5% 11/1/23 (c)	895	908
5% 11/1/24 (c)	2,615	2,672
5% 11/1/25 (c)	3,920	4,034
5% 11/1/26 (c)	2,845	2,934
5% 11/1/27 (c)	2,885	2,994
5% 11/1/28 (c)	11,150	11,638
5% 11/1/29 (c)	11,705	12,236
Lower Colorado River Auth. Rev.:
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	1,315	1,368
Series 2022:
5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,670	1,737
5% 5/15/26 (Assured Guaranty Muni. Corp. Insured)	1,805	1,907
5% 5/15/27 (Assured Guaranty Muni. Corp. Insured)	1,385	1,481
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,539
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,285
McKinney Independent School District Series 2021:
5% 2/15/26	1,245	1,313
5% 2/15/27	1,300	1,389
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	1,645	1,593
Midway Independent School District Series 2021, 4% 8/1/27	1,425	1,465
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 2.25%, tender 11/1/22 (b)(c)	10,900	10,891
(Waste Mgmt., Inc. Proj.) Series 2018, 2.835%, tender 7/1/24 (b)(c)	8,320	8,096
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	7,200	6,861
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,517
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	2,345	2,281
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	1,435	1,483
Series 2021 B, 5% 1/1/29	1,970	2,131
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (b)	7,720	7,445
Series 2020, 0.7%, tender 6/1/25 (b)	9,665	8,615
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,398
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	715	732
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	1,480	1,469
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,173
Plano Wtrwks. & Swr. Sys. Rev. Series 2021, 4% 5/1/28	1,110	1,153
Prosper Independent School District:
Bonds Series 2019 B, 2%, tender 8/15/23 (b)	10,000	9,832
Series 2021 A, 5% 2/15/26	1,015	1,072
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (c)	555	560
5% 7/1/23 (c)	505	510
5% 7/1/24 (c)	1,750	1,785
5% 7/1/24 (c)	1,000	1,020
5% 7/1/25 (c)	1,250	1,289
5% 7/1/25 (c)	1,350	1,387
5% 7/1/26 (c)	1,500	1,548
5% 7/1/26 (c)	1,460	1,506
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 D, 1.125%, tender 12/1/26 (b)	10,810	9,590
Series 2022, 2%, tender 12/1/27 (b)	3,145	2,859
Tarrant County College Series 2022, 5% 8/15/27	3,000	3,231
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/23 (Escrowed to Maturity)	980	994
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,535
Series 2017 A, 5% 2/15/24	1,955	2,001
Tarrant Reg'l. Wtr. District (City of Dallas Proj.) Series 2021 A, 4% 9/1/25	2,815	2,874
Texas Gen. Oblig. Series 2020 B:
3% 8/1/25 (c)	4,610	4,490
3% 8/1/26 (c)	4,845	4,659
4% 8/1/27 (c)	5,085	5,122
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	15,910	14,265
Texas Wtr. Dev. Board Rev. Series 2016:
4% 10/15/30	4,600	4,713
5% 4/15/29	7,500	7,962
Wichita Falls Independent School District Series 2021:
4% 2/1/25	600	610
4% 2/1/26	850	869
4% 2/1/27	1,100	1,127
4% 2/1/28	900	924
TOTAL TEXAS		339,738
Utah - 0.6%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (c)	510	528
Series 2018 A, 5% 7/1/26 (c)	2,550	2,631
Series 2021 B:
5% 7/1/24	250	256
5% 7/1/25	530	551
5% 7/1/26	1,150	1,208
5% 7/1/27	750	797
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	10,605	11,093
TOTAL UTAH		17,064
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	300
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,940	1,801
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A, 5% 6/15/27 (c)	560	579
Series 2021 A:
5% 6/15/27 (c)	350	362
5% 6/15/28 (c)	425	437
5% 6/15/29 (c)	400	412
TOTAL VERMONT		3,891
Virginia - 0.7%
Arlington County IDA Hosp. Facilities Series 2020, 5% 7/1/25	500	516
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,340
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	6,750	6,172
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	797
5% 7/1/28	1,000	1,073
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,211
5% 6/15/25	980	1,014
5% 6/15/26	1,680	1,758
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.):
Series 2009 A, 0.75%, tender 9/2/25 (b)	3,000	2,743
Series 2010 A, 1.2%, tender 5/31/24 (b)	1,725	1,653
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	800	791
TOTAL VIRGINIA		20,068
Washington - 2.7%
King County Hsg. Auth. Rev.:
Series 2019:
4% 11/1/24	1,075	1,086
4% 11/1/25	1,260	1,279
4% 11/1/30	1,575	1,585
Series 2021:
2% 12/1/23	775	762
3% 6/1/25	830	814
4% 12/1/28	375	379
4% 12/1/30	575	575
4% 12/1/31	450	448
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	21,845	19,543
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	775	783
Series 2015 B, 5% 3/1/25	450	464
Series 2016 B:
5% 10/1/22 (c)	2,445	2,445
5% 10/1/23 (c)	2,965	3,013
Series 2019:
5% 4/1/23 (c)	1,985	1,999
5% 4/1/24 (c)	3,035	3,096
5% 4/1/25 (c)	2,700	2,784
Series 2021 C:
5% 8/1/24 (c)	3,290	3,370
5% 8/1/25 (c)	2,660	2,753
5% 8/1/26 (c)	3,655	3,816
5% 8/1/27 (c)	2,260	2,372
5% 8/1/28 (c)	6,320	6,654
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,412
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	660	685
5% 1/1/26	390	410
Washington Gen. Oblig. Series 2018 C, 5% 8/1/25	2,015	2,114
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,480
5% 8/15/26	2,560	2,628
5% 8/15/27	2,425	2,503
Bonds Series 2019 B, 5%, tender 8/1/24 (b)	4,575	4,634
Washington Hsg. Fin. Commission Series 2021 2N:
5% 12/1/25	915	959
5% 6/1/27	500	532
TOTAL WASHINGTON		77,377
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (b)(c)	5,650	5,044
West Virginia Gen. Oblig. Series 2018 A, 5% 6/1/26	1,075	1,141
TOTAL WEST VIRGINIA		6,185
Wisconsin - 1.9%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,128
Milwaukee County Arpt. Rev. Series 2013 A, 5.25% 12/1/23 (c)	1,505	1,534
Milwaukee Gen. Oblig.:
Series 2018 N4, 5% 4/1/25	7,860	8,134
Series 2020 N4, 5% 4/1/23	10,000	10,070
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 2.25%, tender 11/1/22 (b)(c)	4,350	4,345
Roseman Univ. of Health Series 2018 A, 5% 12/1/27	1,085	1,090
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	575	596
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B:
5%, tender 1/25/23 (b)	8,800	8,846
5%, tender 1/31/24 (b)	8,810	8,993
Series 2018 C1, 5%, tender 7/29/26 (b)	1,210	1,260
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,194
Series 2019 A, 2.25% 11/1/26	150	143
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	1,485	1,401
Series 2021 C, 3% 9/1/52	2,210	2,079
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	400	379
0.81%, tender 5/1/25 (b)	1,335	1,228
TOTAL WISCONSIN		56,420
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	375
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3, 5% 12/1/22 (c)	745	747
TOTAL WYOMING		1,122
TOTAL MUNICIPAL BONDS (Cost $3,064,776)		2,887,936

Municipal Notes - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
New Jersey - 0.2%
Newark Gen. Oblig. BAN Series 2021:
1.25% 10/3/22	2,040	2,040
1.25% 10/3/22	2,000	2,000
TOTAL MUNICIPAL NOTES (Cost $4,040)		4,040

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 2.29% (f)(g) (Cost $27,151)	27,146,580	27,152

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,095,967)	2,919,128
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,938)
NET ASSETS - 100.0%	2,916,190

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,952,000 or 0.8% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	23,947	909,675	906,470	548	2	(2)	27,152	1.6%
Total	23,947	909,675	906,470	548	2	(2)	27,152

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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